Taxation (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION [Abstract]
Composition of income tax expense
The components of income before income taxes are as follows (in thousands):

	Year ended December 31,
	2023	2024	2025
Income/(loss) before income tax expense
Loss from Chinese mainland operations	$(22,560)	$(68,338)	$(30,143)
Income/(loss) from non-Chinese mainland operations	16,910	20,170	(19,380)

Total loss before income tax expense from continuing operations	$(5,650)	$(48,168)	$(49,523)

Income tax expense/(benefit) applicable to Chinese mainland operations
Current tax	$22,701	$18,700	$23,058
Deferred tax	24,728	17,785	(269,367)

Subtotal income tax expense/(benefit) applicable to Chinese mainland operations	47,429	36,485	(246,309)
Non-Chinese mainland income tax expense/(benefit)	12,850	15,300	(198,387)
Non-Chinese mainland withholding tax expense	141	285	1,087

Total income tax expense/(benefit) from continuing operations	$60,420	$52,070	$(443,609)

Combined effects of the income tax exemption and reduction available
The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2023	2024	2025
Tax holiday effect	$(18,961)	$(22,072)	$13,911
Basic net loss per share effect	(0.56)	(0.69)	0.49

Reconciliation between the statutory rate and the Group's effective tax rate
The following is reconciliation between the statutory rate and the Group’s effective tax rate. For 2023, 2024 and 2025, the statutory rate represented the Chinese mainland statutory rate of 25%. The table for 2023 and 2024 below does not reflect any accruals related to the Toll Charge. See “
U.S. Corporate Income Tax
” and “
Treatment of Toll Charge Related to the U.S. TCJA.
”

	Year Ended December 31,
	2023	2024
Statutory Rate:	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	(335%)	(46%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	44%	11%
Effect of withholding taxes	(331%)	(34%)
Changes in valuation allowance for deferred tax assets	(1,077%)	(99%)
Research and development super-deduction	737%	82%
Others	95%	(15%)

	(842%)	(76%)

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows (in thousands, except percentages):

	Year Ended December 31, 2025
	Amount	Percent
Statutory Rate:	$(12,381)	25.0%
Foreign Tax Effects
Cayman
Statutory tax rate difference between Cayman and Chinese mainland	5,051	(10.2%	)
Other	631	(1.3%	)
Hong Kong
Statutory tax rate difference between Hong Kong and Chinese mainland	(103)	0.2%
Changes in valuation allowances	(736)	1.5%
British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Chinese mainland	702	(1.4%	)
Other foreign jurisdictions	944	(1.9%	)
Effect of Cross-Border Tax Laws	74	(0.1%	)
Changes in Valuation Allowance	48,075	(97.1%	)
Nontaxable or Nondeductible Items
Research and development credits	(34,374)	69.4%
Tax holidays applicable to subsidiaries and consolidated VIEs	13,911	(28.1%	)
Goodwill impairment	3,687	(7.4%	)
Other	602	(1.2%	)
Changes in Unrecognized Tax Benefits	(199,018)	401.9%
Other Adjustments
Withholding taxes	(270,917)	547.1%
Other	243	(0.5%	)

Effective Tax Rate	$(443,609)	895.9%

Note: In 2025, the Sohu Group paid $
28.6
million in income taxes (net of refunds received) in the Chinese mainland and $
1.1
million
in income taxes in jurisdictions outside of the Chinese mainland.

Deferred tax assets and liabilities
Significant components of the Group’s deferred tax assets and liabilities consist of the following (in thousands):

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss from operations	$395,642	$428,770
Accrued bonus and commissions	2,973	4,160
Intangible assets impairment	158	78
Others	8,190	6,334

Total deferred tax assets	406,963	439,342
Less: Valuation allowance	(400,000)	(430,628)

Net deferred tax assets	$6,963	$8,714

Deferred tax liabilities:
Withholding tax for dividend	$(265,863)	$0
Others	(7,834)	(7,930)

Total deferred tax liabilities	$(273,697)	$(7,930)

Movement of valuation allowances for deferred tax asset
The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	Year Ended December 31,
	2023	2024	2025
Beginning balance	$320,589	$371,532	$400,000
Provision for the year	60,554	42,986	37,872
Reversal for the year	(4,134)	(9,076)	(16,138)
Foreign currency translation adjustment	(5,477)	(5,442)	8,894

Ending balance	$371,532	$400,000	$430,628

Uncertain tax positions
The following table summarizes the Group’s unrecognized tax benefit from January 1, 2023 to December 31, 2025 (in thousands):

	As of December 31,
	2023	2024	2025
Beginning balance	$200,228	$212,859	$211,848
Increases/(decrease) related to prior year tax positions	12,850	(820)	(199,018)
Foreign currency translation adjustment	(219)	(191)	291

Ending balance	$212,859	$211,848	$13,121